PENN SERIES LARGE GROWTH STOCK FUND
FUND SUMMARY: LARGE GROWTH STOCK FUND
Investment Objective
The investment objective of the Large Growth Stock Fund (the “Fund”) is to achieve long-term growth of capital and increase of future income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable contracts that invest in the Fund also should refer to the variable contract prospectus for a description of fees and expenses that may be deducted at the separate account level or contract level for any charges that may be incurred under a contract. If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PENN SERIES LARGE GROWTH STOCK FUND Large Growth Stock Fund
Investment Advisory Fees	0.63%
Distribution (12b-1) Fees	none
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.91%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs would be the same whether you stayed in the Fund or sold your shares at the end of each period. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES LARGE GROWTH STOCK FUND Large Growth Stock Fund	93	290	504	1,120

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
PENN SERIES LARGE GROWTH STOCK FUND Large Growth Stock Fund	93	290	504	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase (as of March 31, 2013, this range was between $321 million and $415.6 billion). Because the Fund's definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest primarily in common stocks of well established companies that the Sub-Adviser believes have long-term growth potential. In selecting the Fund's investments, the Sub-Adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Sub-Adviser's approach looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. The Sub-Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. Those situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 30% of total assets), in keeping with the Fund's objectives.
Principal Risks of Investing
Market Risk.  Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk.  Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Fund’s performance could be reduced.

“Growth” Investing Risk.  Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in common stocks in the hope of earning above-average long-term growth of capital and income.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The information presented prior to August 1, 2004, represents the performance of Independence Capital Management, Inc., the Fund’s current investment adviser. Since August 1, 2004, T. Rowe Price Associates, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
19.01%	-23.79%
3/31/12	12/31/08

Average Annual Total Return (for Periods Ended December 31, 2012)
Average Annual Total Returns PENN SERIES LARGE GROWTH STOCK FUND	1 Year	5 Years	10 Years
Large Growth Stock Fund	18.75%	2.56%	6.45%
Russell 1000® Growth Index (reflects no deduction for expenses and taxes)	15.26%	3.12%	7.52%